Finance costs	12 Months Ended
Dec. 31, 2020
Finance Costs [Abstract]
Finance costs

19. Finance costs

	2020	2019

Interest on long-term debt	$43,340	$63,136
Unwinding of discount on provisions [note 15]	14,403	20,789
Redemption of Series E debentures [note 13]	24,439	-
Other charges	13,951	14,697

Total	$96,133	$98,622

No borrowing costs were determined to be eligible for capitalization during the year.